JOINT COLLABORATION AGREEMENT	12 Months Ended
Dec. 31, 2015
JOINT COLLABORATION AGREEMENT[Abstract]
JOINT COLLABORATION AGREEMENT

NOTE 4 - JOINT COLLABORATION AGREEMENT

As described in Note 1, the Company has entered into a joint collaboration agreement with a Swedish vegetable oil company. The joint collaboration agreement's initial term ends on December 31, 2016. Thereafter the agreement will be automatically extended for consecutive periods of three years, unless terminated by a notice of either party at least 12 months prior to its expiration. As neither party gave termination notice by December 31, 2015, the agreement was automatically extended through December 31, 2019. Under the joint collaboration agreement and two related supply agreements entered into between the parties, the activities of the joint operations are allocated as follows:

The Company has the responsibility for production of the enzyme, research and development, marketing and business development activities. The Partner has responsibility for the supply chain (purchase and procurement of raw materials, managing stock, delivery and collection).

Advanced Lipids operates as a low risk distributor of the joint collaboration. The Company recognizes revenues from its sales of enzymes to the Partner only upon sale of InFat (as described below in Note 5a)  by Advanced Lipids to its customers. As described in Note 1e, the Company accounts for its investment in Advanced Lipids using the equity method of accounting and recognizes its 50% proportionate share of the profit or loss of Advanced Lipids. For the years ended December 31, 2015, 2014 and 2013, sales of  enzymes by the Company  to the Partner  amounted to $13,950,000, $13,280,000 and $16,666,000, respectively. At December 31, 2015 and 2014, the receivable balance was $3,706,000 and $2,321,000, respectively.

In May 2014, AAK submitted a request for arbitration against the Company seeking a declaration that the Company breached the confidentiality provisions of the agreement by disclosing confidential information of the joint venture in its registration statement for its IPO, as well as a declaration regarding the correct interpretation of certain provisions of the joint venture agreement. The Company submitted its answer to AAK's arbitration request rejecting AAK's allegations and including also a counter claim, in which the company is seeking monetary damages from AAK due to various breaches of the joint venture agreement by AAK. The arbitration hearing took place in June 2015. On February 2, 2016, the Arbitrators rendered their decision, rejecting, in their entirety, AAK's requests for declaratory relief in connection with alleged breaches by the Company of the joint venture agreement's non-disclosure obligations. Additionally, the Arbitrators found that, as the Company maintained, the joint venture agreement should be interpreted such that the only exit the parties have from the agreement is via a buy-sell process which must end in one party buying out the other and not, as AAK had claimed, simply through the expiration of the joint venture agreement. With respect to the Company's counterclaims, the Arbitrator denied all relief requested by the Company.